Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2020	2021
Deferred tax assets:
Net operating losses carryforwards	$8,701	$	*) 7,142
Research and development	1,514		1,316
Lease liability	9,441		8,725
Reserves and allowances	5,523		5,119
Other	2,041		3,383

Deferred tax assets before valuation allowance	27,220		25,685
Valuation allowance	(8,057)		(5,104)

Deferred tax assets	19,163		20,581

Deferred tax liabilities:
Capitalized software development costs	(3,428)		(3,045)
Lease right-of-use asset	(9,441)		(8,098)
Acquired intangibles	(17,498)		(13,169)
Property and equipment	(380)		(367)
Undistributed earnings	(1,302)		**) (8,047)
Other	(1,254)		(93)

Deferred tax liabilities	(33,303)		(32,819)

Deferred tax liabilities, net	$(14,140)		$(12,238)

	December 31,
	2020	2021

Deferred tax assets, net	$1,870	$3,122
Deferred tax liabilities, net	(16,010)	(15,360)

Deferred tax liabilities, net	$(14,140)	$(12,238)

Schedule of income before income taxes
	Year ended December 31,
	2019	2020	2021

Domestic (Israel)	$34,303	$34,037	$39,248
Foreign	798	7,161	18,038

	$35,101	$41,198	$57,286

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2019	2020	2021
Income before taxes on income, as reported in the statements of income	$35,101	$41,198	$57,286

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income	$8,073	$9,476	$13,176

Increase (decrease) in taxes resulting from:
Foreign and preferred enterprise tax rates differences	(2,326)	(5,511)	(7,338)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	783	558	(1,645)
Non-deductible expenses	549	1,722	1,437
Increase in uncertain tax positions, net	1,889	755	616
Release of trapped earnings (see note 13.a.2)	-	-	3,531
Others	(358)	41	187

Taxes on income, as reported in the statements of income	$8,610	$7,041	$9,964

Schedule of taxes on income
	Year ended December 31,
	2019	2020	2021

Current	$14,733	$7,543	$11,866
Deferred	(6,123)	(502)	(1,902)

	$8,610	$7,041	$9,964

	Year ended December 31,
	2019	2020	2021

Domestic (Israel)	$3,639	$3,695	$9,086
Foreign	4,971	3,346	878

	$8,610	$7,041	$9,964

Schedule of unrecognized tax benefits
	December 31,
	2020	2021

Balance at the beginning of the year	$5,835	$7,646
Acquisition of subsidiaries	1,057	-
Increase in tax positions	2,487	2,731
Decrease in tax positions	(1,733)	(1,457)

Balance at the end of the year	$7,646	$8,920